Note 6 - Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2025
Statement Line Items [Line Items]
Disclosure of fair value measurement of liabilities [text block]
	June 30, 2025
	Level 1	Level 2	Level 3
	(USD in thousands)
Financial liabilities measured at fair value
2025 Investor Warrants	$—	$—	$1,131
Total financial liabilities measured at fair value through profit or loss by level	$—	$—	$1,131
Financial liabilities measured at amortized cost
EIB Loan	$—	$—	$8,866
Loan from lessor	—	—	826
Total financial liabilities measured at amortized cost by level	$—	$—	$9,693
	December 31, 2024
	Level 1	Level 2	Level 3
	(USD in thousands)
Financial liabilities measured at amortized cost
EIB Loan	$—	$—	$8,143
Loan from lessor	—	—	815
Total financial liabilities measured at amortized cost by level	$—	$—	$8,958

Disclosure of financial liabilities [text block]
Derivative Liability
(USD in thousands)
Carrying amount at January 1, 2025	$—
Initial recognition of derivative liability	3,929
Remeasurement of derivative liability	(1,916)
Exercise of warrants	(93)
Reclassification of derivative liability	(789)
Carrying amount at June 30, 2025	$1,131
Warrant Liability
(USD in thousands)
Carrying amount at January 1, 2024	$190
Remeasurement of warrant liability	(138)
Foreign currency translation	(4)
Carrying amount at June 30, 2024	$48